Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,870,088.39

Principal:
Principal Collections	$16,350,701.97
Prepayments in Full	$10,368,708.02
Liquidation Proceeds	$448,991.31
Recoveries	$71,042.61
Sub Total	$27,239,443.91
Collections	$29,109,532.30

Purchase Amounts:
Purchase Amounts Related to Principal	$352,074.21
Purchase Amounts Related to Interest	$2,142.83
Sub Total	$354,217.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,463,749.34

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,463,749.34
Servicing Fee	$438,244.18	$438,244.18	$0.00	$0.00	$29,025,505.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,025,505.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,025,505.16
Interest - Class A-3 Notes	$166,020.70	$166,020.70	$0.00	$0.00	$28,859,484.46
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$28,708,872.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,708,872.79
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$28,634,675.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,634,675.46
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$28,571,535.46
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,571,535.46
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$28,494,188.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,494,188.96
Regular Principal Payment	$26,583,852.84	$26,583,852.84	$0.00	$0.00	$1,910,336.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,910,336.12
Residuel Released to Depositor	$0.00	$1,910,336.12	$0.00	$0.00	$0.00
Total		$29,463,749.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,583,852.84
Total					$26,583,852.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,583,852.84	$48.53	$166,020.70	$0.30	$26,749,873.54	$48.83
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$26,583,852.84	$16.51	$531,316.20	$0.33	$27,115,169.04	$16.84

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$237,172,433.11	0.4329544	$210,588,580.27	0.3844260
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$504,832,433.11	0.3134904	$478,248,580.27	0.2969824

Pool Information
Weighted Average APR	4.301%	4.297%
Weighted Average Remaining Term	35.24	34.38
Number of Receivables Outstanding	35,136	34,242
Pool Balance	$525,893,019.98	$498,100,408.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$504,832,433.11	$478,248,580.27
Pool Factor	0.3192984	0.3024240

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$19,851,828.09
Targeted Overcollateralization Amount	$19,851,828.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,851,828.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$272,136.11
(Recoveries)		122	$71,042.61
Net Losses for Current Collection Period			$201,093.50
Cumulative Net Losses Last Collection Period			$8,137,380.58
Cumulative Net Losses for all Collection Periods			$8,338,474.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.86%	519	$9,251,578.40
61-90 Days Delinquent	0.21%	56	$1,064,621.51
91-120 Days Delinquent	0.11%	24	$562,212.77
Over 120 Days Delinquent	0.22%	56	$1,071,237.76
Total Delinquent Receivables	2.40%	655	$11,949,650.44

Repossession Inventory:
Repossessed in the Current Collection Period		19	$343,714.47
Total Repossessed Inventory		33	$674,948.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5561%
Preceding Collection Period			0.4299%
Current Collection Period			0.4713%
Three Month Average			0.4857%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3686%
Preceding Collection Period			0.3785%
Current Collection Period			0.3972%
Three Month Average			0.3814%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer